OTHER (INCOME) EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
OTHER (INCOME) EXPENSES
Loss on disposal of property, plant, and equipment	$ 209	$ 789
Other (income) expenses	18,665	521
Other(income) expenses, net	$ 18,874	$ 1,310